OPPENHEIMER GLOBAL HIGH YIELD FUND

Supplement dated January 24, 2018 to the

Summary Prospectus dated September 28, 2017

This supplement amends the Summary Prospectus of Oppenheimer Global High Yield Fund (the “Fund”), and is in addition to any other supplements. You should read this supplement in conjunction with the Summary Prospectus and retain it for future reference.

Effective immediately:

The Summary Prospectus is revised as follows:

1.	The first sentence in the section titled "Portfolio Managers" is deleted in its entirety.

January 24, 2018	PS1350.009